UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Preferred Opportunity Trust (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Preferred Opportunity Trust,
          800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Preferred Opportunity Trust (BPP)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—151.4%
		Preferred Stocks—42.4%
		Energy—1.1%
5,000		Devon Energy Corp., Ser. A, 6.49%	$505,157
155,000		Nexen, Inc., 7.35%	3,802,351
		Total Energy	4,307,508
		Financial Institutions—32.0%
298,400		ACE Ltd., Ser. C, 7.80%	7,590,550
117,414		Arch Capital Group Ltd., 8.00%	3,019,747
115,000	[1]	Aspen Insurance Holdings Ltd., 7.401%	2,748,500
30,000	[2]	Banesto Holdings Ltd., Ser. A, 10.50%	902,814
192,000		Bank of America Corp., 6.625%	4,809,600
75,000		Bear Stearns Co., Inc., Ser. E, 6.15%	3,642,188
60,000		Chevy Chase Capital Corp., Ser. A, 10.375%	3,135,000
80,000		Colonial Capital Trust IV, 7.875%	1,980,000
22,000		Countrywide Capital IV, 6.75%	421,300
237,730		Countrywide Capital V, 7.00%	4,509,453
		Credit Suisse First Boston (SATURNS),
11,100		6.25%	255,078
12,300		7.00%	304,041
172,400		Endurance Specialty Holdings Ltd., 7.75%	4,326,171
30,000		Everest RE Capital Trust, Ser. B, 6.20%	641,250
		Federal Home Loan Mortgage Corp.,
192,000		6.55%	4,812,000
205,000	[1]	Ser. Q, 5.16%	9,340,312
15,200		Financial Security Assurance Holdings Ltd.,
		5.60%	297,616
120,000		First Republic Preferred Capital Corp., 7.25%	2,891,256
102,900		Goldman Sachs Group, Inc. (The) (SATURNS),
		6.00%	2,284,380
50,000		HSBC Bank, Inc., 6.50%	1,264,065
76,700		ING Groep N.V., 7.05%	1,847,994
100,000	[2]	Indymac Bank FSB, 8.50%	1,815,630
117,200		KeyCorp Capital V, 5.875%	2,513,940
25,000		KeyCorp Capital IX, 6.75%	585,000
100,000		Kraft Foods, Inc. (CORTS), 5.875%	2,254,000
31,100		Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,442,263
274,500		MetLife, Inc., Ser. B, 6.50%	6,828,187
55,400		National City Capital Trust II, 6.625%	1,170,325
40,000		New York Community Capital Trust V, 6.00%	1,990,000
7,200		News Holdings Ltd. (CORTS), 8.125%	181,575
18,400		PLC Capital Trust IV, 7.25%	453,676
209,400		PartnerRE Ltd., Ser. C, 6.75%	4,860,174
79,385		Phoenix Cos., Inc., 7.45%	1,925,086
82,000		Prudential Plc, 6.50%	1,903,942
235,000		RenaissanceRe Holdings Ltd., Ser. D, 6.60%	4,939,700
30[4]		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	2,965,313
		Santander Finance Preferred S.A. Unipersonal
398,000	[2]	6.50%	9,191,332
140,000	[2]	7.05%	3,241,882
103,439		Structured Repackaged Asset-Backed Trust
		Securities, 6.50%	2,259,108
60	[2]	Union Planters Funding Corp., 7.75%	6,553,125
11,100		Valero Energy Corp. (PPLUS), 7.25%	282,495
83,600		Wachovia Capital Trust IX, 6.375%	1,925,417
250,000		Wachovia Funding Corp., Ser. A, 7.25%	6,437,500
2,000	[1,2]	Zurich RegCaPS Funding Trust, 6.58%	2,066,875
		Total Financial Institutions	128,809,860
		Media—5.9%
253,100		AOL Time Warner, Inc. (CABCO), Ser. A-1,
		7.625%	6,418,616
Shares		Description	Value
		Media— (cont'd)
		Comcast Corp.,
110,000		2.00%	$4,908,750
470,000		6.625%	11,026,200
50,000		7.00%	1,247,500
		Total Media	23,601,066
		Real Estate—3.4%
160,800		Duke Realty Corp. (REIT), Ser. K, 6.50%	3,607,950
255,200		NB Capital Corp., 8.35%	6,410,624
20,000		PS Business Parks, Inc. (REIT), Ser. P, 6.70%	428,750
30	[2]	SunTrust Real Estate Investment Corp. (REIT),
		9.00%	3,378,750
		Total Real Estate	13,826,074
		Total Preferred Stocks	170,544,508
Principal
Amount
(000)
		Trust Preferred Stocks—71.8%
		Building & Development—0.5%
$1,945	[1,2,3]	C8 Capital SPV Ltd., 6.64%	1,890,462
		Energy—2.9%
4,655		KN Capital Trust III, 7.63%, 4/15/28	4,166,444
2,675	[1]	PPL Capital Funding, Inc., Ser. A, 6.70%,
		3/30/67	2,570,140
925	[1]	Puget Sound Energy, Inc., Ser. A, 6.974%,
		6/01/67	924,581
4,325	[1]	Trans-Canada Pipelines Ltd., 6.35%, 5/15/67	4,150,893
		Total Energy	11,812,058
		Financial Institutions—67.1%
4,500[4]		AFC Capital Trust I, 8.207%, 2/03/27	4,359,339
9,900	[1,2,3]	AXA S.A., 6.379%	8,926,177
1,425	[1,3]	Abbey National Capital Trust I, 8.963%	1,739,257
		Allstate Corp.,
5,200	[1]	6.125%, 5/15/37	5,098,392
6,350	[1]	6.50%, 5/15/57	6,117,273
6,155		American Intl. Group, Inc., Ser. A1, 6.25%,
		3/15/37	5,794,674
9,150	[1]	BB&T Capital Trust IV, 6.82%, 6/12/77	8,846,485
14,075	[1,2,3,5]	BNP Paribas, 7.195%	13,999,262
4,015	[1,2,3]	BOI Capital Funding No. 2 LP, 5.571%	3,591,972
4,275	[1,2,3]	BOI Capital Funding No. 3, 6.107%	3,817,968
5,000	[3,4]	BTA Finance Luxembourg S.A., 8.25%	3,900,000
		Barclays Bank Plc
8,185	[1,2,3]	5.926%	7,765,576
5,000	[3]	6.278%	4,353,530
2,600	[1,2,3]	7.434%	2,762,965
5,000	[2,3]	CBA Capital Trust I, 5.805%	4,837,750
2,000		Capital One Capital III, 7.686%, 8/15/36	1,965,108
9,025	[1]	Chubb Corp., 6.375%, 3/29/67	8,971,762
16,685	[1,2,3]	Credit Agricole S.A., 6.637%	15,676,024
1,880	[1,3]	Credit Suisse Ltd., 5.86%	1,778,258
1,740	[1,2,3]	Deutsche Bank Capital Funding Trust VII,
		5.628%	1,616,631
5,950	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	6,453,620
7,135	[1]	Everest Reinsurance Holdings, Inc., 6.60%,
		5/15/37	6,617,748
1,100		FCB/NC Capital Trust I, 8.05%, 3/01/28	1,151,103
1,215	[1,3]	Goldman Sachs Capital II, 5.793%	1,149,693
4,135	[2]	HVB Funding Trust I, 8.741%, 6/30/31	4,655,257
1,925	[1]	Huntington Capital III, 6.65%, 5/15/37	1,823,123
3,000	[1,2,3]	ICICI Bank Ltd., 7.25%	2,805,684
7,730	[1]	JPMorgan Chase Capital XXI, Ser. U, 6.309%,
		2/02/37	6,887,670
3,670	[1]	JPMorgan Chase Capital XXIII, 6.558%,
		5/15/47	3,225,846

 BlackRock Preferred Opportunity Trust (BPP) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Financial Institutions— (cont'd)
$5,025	[1,2]	Liberty Mutual Group, Inc., Ser. B, 7.00%,
		3/15/37	$4,687,169
2,500	[1]	Lincoln National Corp., 6.05%, 4/20/67	2,407,230
5,000	[1,2]	Mangrove Bay Pass-Through Trust, 6.102%,
		7/15/33	4,638,550
2,000	[3]	NBP Capital Trust III, 7.375%	1,945,000
7,725		Nationwide Financial Services, 6.75%, 5/15/37	7,448,831
5,775	[1]	Progressive Corp., 6.70%, 6/15/37	5,602,818
4,250	[1,2,3]	QBE Capital Funding II LP, 6.797%	4,167,401
4,655	[3]	RBS Capital Trust, Ser. B, 6.80%	4,447,387
10,960	[1,2,3]	Resona Preferred Global Securities Ltd.,
		7.191%	10,998,590
		Royal Bank of Scotland Group Plc,
1,960	[1,3]	7.648%	2,050,695
3,725	[1,3]	Ser. MTN, 7.64%	3,899,889
10,575	[1,2,3]	Societe Generale, 5.922%	10,017,698
6,725	[1]	State Street Capital Trust IV, 6.694%, 6/15/37	6,086,112
6,800	[1,2,3]	Standard Chartered Plc, 7.014%	6,455,254
2,050	[1]	SunTrust Preferred Capital I, 5.853%, 12/15/11	2,011,513
9,425	[1,2,3]	Swiss Re Capital I LP, 6.854%	9,500,409
11,350	[1]	Travelers Cos., Inc., 6.25%, 3/15/67	10,973,804
1,925	[1]	Webster Capital Trust IV, 7.65%, 6/15/37	1,943,215
3,000	[1,2,3]	Westpac Capital Trust IV, 5.256%	2,610,030
2,600	[1,2,3]	White Mountains RE Group Ltd., 7.506%	2,450,380
4,225	[1,2]	Woori Bank, 6.208%, 5/02/67	3,984,576
2,850	[1,3]	XL Capital Ltd., Ser. E, 6.50%	2,661,977
8,765	[1,2]	ZFS Finance Trust I, 6.50%, 5/09/37	8,474,011
		Total Financial Institutions	270,150,686
		Real Estate—1.1%
3,180	[2,3]	Sovereign Real Estate Investment Corp.
		(REIT), 12.00%	4,585,560
		Technology—0.2%
787	[6]	Superior Essex Holding Corp., Ser. A, 9.50%,
		11/10/13	629,861
		Total Trust Preferred Stocks	289,068,627
		Corporate Bonds—37.2%
		Aerospace & Defense—0.5%
200	[2]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	209,500
1,480		DI Finance/DynCorp Intl., Ser. B, 9.50%,
		2/15/13	1,531,800
160		TransDigm, Inc., 7.75%, 7/15/14	161,600
		Total Aerospace & Defense	1,902,900
		Automotive—0.2%
		AutoNation, Inc.,
190		7.00%, 4/15/14	181,450
190	[1]	7.36%, 4/15/13	181,450
350		Lear Corp., Ser. B, 8.75%, 12/01/16	329,000
125		Metaldyne Corp., 11.00%, 11/01/13	118,750
		Total Automotive	810,650
		Basic Materials—1.6%
940		AK Steel Corp., 7.75%, 6/15/12	951,750
200		American Pacific Corp., 9.00%, 2/01/15	205,000
260		CPG Intl. I, Inc., 10.50%, 7/01/13	260,000
30		Chemtura Corp., 6.875%, 6/01/16	28,500
80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	76,800
		Freeport-McMoRan Copper & Gold, Inc.,
1,450		8.375%, 4/01/17	1,584,125
200	[1]	8.394%, 4/01/15	207,750
1,730	[2]	Ineos Group Holdings Plc, 8.50%, 2/15/16
		(United Kingdom)	1,656,475
630	[2]	Key Plastics LLC/Key Plastics Finance Corp.,
		11.75%, 3/15/13	551,250
350		NewPage Corp., 10.00%, 5/01/12	368,375
470	[1]	NOVA Chemicals Corp., 8.484%, 11/15/13
		(Canada)	460,600

Principal
Amount
(000)		Description	Value
		Basic Materials— (cont'd)
$205		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	$199,875
35		Verso Paper Holdings LLC/Verson Paper, Inc.,
		Ser. B, 11.375%, 8/01/16	36,837
		Total Basic Materials	6,587,337
		Building & Development—0.1%
495		Goodman Global Holding Co., Inc., 7.875%,
		12/15/12	486,338
		Commercial Services—0.1%
100		FTI Consulting, Inc., 7.75%, 10/01/16	103,500
235	[2]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	225,013
		Total Commercial Services	328,513
		Consumer Products—0.8%
30	[1]	Avis Budget Car Rental LLC/Avis Budget
		Finance, Inc., 8.058%, 5/15/14	29,250
1,223		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,106,815
610	[2]	Michaels Stores, Inc., 10.00%, 11/01/14	625,250
300		Quiksilver, Inc., 6.875%, 4/15/15	287,250
965		Reynolds American, Inc., 7.25%, 6/15/37	1,008,787
		Total Consumer Products	3,057,352
		Containers & Packaging—0.3%
		Berry Plastics Holding Corp.,
340		8.875%, 9/15/14	347,650
195	[1]	9.569%, 9/15/14	196,950
385		Crown Americas LLC/Crown Americas Capital
		Corp., 7.75%, 11/15/15	397,512
240	[1,2]	Impress Holdings BV, 8.485%, 9/15/13
		(Netherlands)	238,592
		Total Containers & Packaging	1,180,704
		Energy—3.2%
3,000		AES Corp., 8.875%, 2/15/11	3,131,250
180		Berry Petroleum Co., 8.25%, 11/01/16	181,800
3,750		CMS Energy Corp., 6.55%, 7/17/17	3,636,750
220		Chaparral Energy, Inc., 8.50%, 12/01/15	206,250
30		Chesapeake Energy Corp., 6.875%, 11/15/20	29,362
70		Compagnie Generale de Geophysique-Veritas,
		7.50%, 5/15/15 (France)	72,100
200		Compton Petroleum Finance Corp., 7.625%,
		12/01/13 (Canada)	193,000
175		Edison Mission Energy, 7.50%, 6/15/13	179,375
75		Exco Resources, Inc., 7.25%, 1/15/11	74,625
100		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	97,000
50		KCS Energy, Inc., 7.125%, 4/01/12	48,500
17		Midwest Generation LLC, Ser. B, 8.56%,
		1/02/16	17,865
75		Mirant Americas Generation LLC, 8.30%,
		5/01/11	75,750
550	[2]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	554,125
2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,230,250
350		Sabine Pass LNG LP, 7.50%, 11/30/16	344,750
350	[2]	SemGroup LP, 8.75%, 11/15/15	342,125
420	[2]	Targa Resources, Inc., 8.50%, 11/01/13	420,000
55		Whiting Petroleum Corp., 7.25%, 5/01/13	53,625
		Total Energy	12,888,502
		Entertainment & Leisure—0.2%
385	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	381,150
275		Travelport LLC, 9.875%, 9/01/14	280,500
40		Wynn Las Vegas LLC/Wynn Las Vegas Capital
		Corp., 6.625%, 12/01/14	39,200
		Total Entertainment & Leisure	700,850

 BlackRock Preferred Opportunity Trust (BPP) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Financial Institutions—24.6%
$5,000	[1]	American Express Co., 6.80%, 9/01/66	$5,123,970
9,605	[2]	American General Institute Capital, 7.57%,
		12/01/45	10,695,120
415		American Real Estate Partners LP/American
		Real Estate Finance Corp., 7.125%, 2/15/13	395,288
		Bear Stearns Cos., Inc. (The),
1,850		6.40%, 10/02/17	1,832,720
2,000		Ser. MTN, 6.95%, 8/10/12	2,085,234
1,860	[1]	CIT Group, Inc., 5.734%, 11/23/07	1,849,560
1,475	[1]	Genworth Financial, Inc., 6.15%, 11/15/66	1,379,256
11,125		JPMorgan Chase Capital XXV, 6.80%,
		10/01/37	11,141,943
9,000		Kingsway America, Inc., 7.50%, 2/01/14	9,173,637
		Lehman Brothers Holdings, Inc.,
3,875		6.875%, 7/17/37	3,843,895
650	[1]	Ser. MTN, 7.394%, 9/15/22	647,507
3,370	[1]	Lincoln National Corp., 7.00%, 5/17/66	3,473,051
7,399	[3]	Lloyds Bank Ltd., 6.90% (United Kingdom)	7,329,450
7,900		MetLife, Inc., 6.40%, 12/15/36	7,511,723
495	[2]	Momentive Performance Materials, Inc.,
		10.125%, 12/01/14	487,575
2,850	[1]	PartnerRe Finance II, 6.44%, 12/01/66	2,637,983
6,000	[3]	Prudential Plc, 6.50% (United Kingdom)	5,640,000
1,300	[1]	Reinsurance Group of America, Inc., 6.75%,
		12/15/65	1,231,084
4,000	[3]	Resparcs Funding Ltd., 8.00% (Hong Kong)	3,787,080
		Skandinaviska Enskilda Banken AB (Sweden)
3,185	[1,2,3]	4.958%	2,887,951
5,000	[1,2,3]	5.471%	4,607,490
10,000	[1,2,3]	Sumitomo Mitsui Banking Corp., 5.625%
		(Japan)	9,305,330
60	[1]	Universal City Florida Holding Co. I/II,
		10.106%, 5/01/10	60,600
1,800	[2,4]	Zenith National Insurance Capital Trust I,
		8.55%, 8/01/28	1,768,500
		Total Financial Institutions	98,895,947
		Industrials—0.1%
460	[2]	AGY Holding Corp., 11.00%, 11/15/14	458,850
170		Hexcel Corp., 6.75%, 2/01/15	167,875
		Total Industrials	626,725
		Media—2.0%
		Affinion Group, Inc.,
475		10.125%, 10/15/13	501,125
230		11.50%, 10/15/15	241,500
110		CMP Susquehanna Corp., 9.875%, 5/15/14	102,300
230	[1]	Cablevision Systems Corp., Ser. B, 9.644%,
		4/01/09	236,900
2,050		Dex Media West LLC/Dex Media Finance Co.,
		Ser. B, 9.875%, 8/15/13	2,180,687
175		DirecTV Holdings LLC/DirecTV Financing
		Co., 8.375%, 3/15/13	181,781
		EchoStar DBS Corp.,
200		5.75%, 10/01/08	200,000
360		7.00%, 10/01/13	368,100
75		7.125%, 2/01/16	77,063
350	[1,2]	ION Media Networks, Inc., 8.61%, 1/15/12	348,250
725		Idearc, Inc., 8.00%, 11/15/16	723,188
260		Network Communications, Inc., 10.75%,
		12/01/13	260,975
330		Nexstar Finance, Inc., 7.00%, 1/15/14	316,800
1,195		Nielsen Finance LLC/Nielsen Finance Co.,
		10.00%, 8/01/14	1,263,712
240		R.H. Donnelley Corp., Ser. A-3, 8.875%,
		1/15/16	244,500

Principal
Amount
(000)		Description	Value
		Media— (cont'd)
$650		Vertis, Inc., 9.75%, 4/01/09	$659,750
		Total Media	7,906,631
		Real Estate—0.4%
2,000		Rouse Co., 5.375%, 11/26/13	1,795,420
		Technology—0.8%
210		Celestica, Inc., 7.625%, 7/01/13 (Canada)	195,300
		Freescale Semiconductor, Inc.,
810		9.125%, 12/15/14	749,250
180	[1]	9.569%, 12/15/14	169,650
595		NXP BV/NXP Funding LLC, 9.50%, 10/15/15
		(Netherlands)	554,837
685		Sanmina-SCI Corp., 8.125%, 3/01/16	592,525
		SunGard Data Systems, Inc.,
100		9.125%, 8/15/13	104,000
370		10.25%, 8/15/15	386,650
425		Superior Essex Communications LLC/Essex
		Group, Inc., 9.00%, 4/15/12	419,688
		Total Technology	3,171,900
		Telecommunications—2.1%
290		Cincinnati Bell, Inc., 7.25%, 7/15/13	292,175
190	[1]	Hawaiian Telcom Communications, Inc., Ser.
		B, 10.86%, 5/01/13	192,375
590		Intelsat Corp., 9.00%, 6/15/16	607,700
		Intelsat Ltd. (Bermuda)
500		9.25%, 6/15/16	518,750
165		11.25%, 6/15/16	176,756
670	[1]	11.409%, 6/15/13	700,150
230		Intelsat Subsidiary Holding Co. Ltd., 8.625%,
		1/15/15 (Bermuda)	234,600
845	[2]	Nordic Telephone Co. Holdings A.p.S.,
		8.875%, 5/01/16 (Denmark)	891,475
125		PanAmSat Corp., 9.00%, 8/15/14	128,750
		Qwest Corp.,
1,845		7.875%, 9/01/11	1,937,250
460	[1]	8.944%, 6/15/13	491,050
735		West Corp., 11.00%, 10/15/16	771,750
420	[2]	Wind Acquisition Finance S.A., 10.75%,
		12/01/15 (Luxembourg)	465,150
		Windstream Corp.,
640		8.125%, 8/01/13	673,600
365		8.625%, 8/01/16	389,181
		Total Telecommunications	8,470,712
		Transportation—0.3%
140		Britannia Bulk Plc, 11.00%, 12/01/11 (United
		Kingdom)	142,100
90		CHC Helicopter Corp., 7.375%, 5/01/14
		(Canada)	85,500
650		Navios Maritime Holdings, Inc., 9.50%,
		12/15/14 (Marshall Islands)	670,313
		Total Transportation	897,913
		Total Corporate Bonds	149,708,394
		Total Long-Term Investments
		(cost $630,905,049)	609,321,529
		SHORT-TERM INVESTMENTS—2.9%
		U.S. Government and Agency Securities—2.9%
10,772		U.S. Treasury Bonds, 4.10%, 10/02/07	10,772,063
976		U.S. Treasury Notes, 3.70%, 10/01/07	975,600
		Total Short-Term Investments
		(cost $11,747,663)	11,747,663
Total Investments before Investments sold short (cost
$642,652,7127)			621,069,192

 BlackRock Preferred Opportunity Trust (BPP) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	INVESTMENTS SOLD SHORT—(3.0)%
$(10,950)	U.S. Treasury Bonds, 4.75%, 2/15/37	$(10,798,584)
(1,445)	U.S. Treasury Notes, 4.75%, 8/15/17	(1,464,417)
	Total Investments Sold Short
	(proceeds $12,167,912)	(12,263,001)
Total Investments net of investments sold short—151.3%		$608,806,191
Other assets in excess of liabilities—3.6%		14,522,958
Preferred shares at redemption value, including dividends
payable —(54.9)%		(220,938,632)

Net Assets Applicable to Common Shareholders—100%		$402,390,517

[1]	Variable rate security. Rate shown is interest rate as of September 30, 2007.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 53.6% of its net assets, with a current market value of $215,638,555, in securities restricted as to resale.

[3]	The security is a perpetual bond and has no stated maturity date.
[4]	Illiquid security. As of report date, the Trust held 3.2% of its net assets, with a current market value of $12,993,152, in these securities.
[5]

Security, or a portion thereof, pledged as collateral with a value of $5,140,070 on 2 short U.S. Treasury Bond futures contracts and 4,436 short U.S. Treasury Note futures contracts, both expiring December 2007. The notional value of such contracts on September 30, 2007 was $482,369,880, with an unrealized loss of $2,624,433.

[6]	Security is fair valued.
[7]

Cost for federal income tax purposes is $642,680,540. The net unrealized depreciation on a tax basis is $21,611,348, consisting of $6,621,422 gross unrealized appreciation and $28,232,770 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
CABCO	— Corporate Asset Backed Corp.
CORTS	— Corporate Backed Trust Securities
PPLUS	— Preferred Plus
REIT	— Real Estate Investment Trust
SATURNS	— Structured Asset Trust Unit Repackagings

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Opportunity Trust

	By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer of
BlackRock Preferred Opportunity Trust

	Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock Preferred Opportunity Trust

	Date:	November 20, 2007

	By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Opportunity Trust

	Date:	November 20, 2007